DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	May 06, 2020	Aug. 30, 2019	Mar. 27, 2020	Jan. 31, 2020	Aug. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2018
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Ownership percentage						100.00%	100.00%
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Shares issued (in Shares)				19,625	24,428,681
Articles of incorporation, description						In connection with the Closing, we amended and restated our articles of incorporation, effective September 28, 2018 to (i) change our name to Ondas Holdings Inc. and (ii) increase our authorized capital to 360,000,000 shares, consisting of 350,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.0001 per share.
Business acquisition, description						Also in connection with the Closing, (i) our sole director appointed additional individuals, who previously were members of the board of directors of Ondas Networks and its chief executive officer, to serve on our Board, and our Board subsequently appointed executive officers; (ii) the former holders of the Ondas Networks Shares executed lock-up agreements (the “Lock-Up Agreements”), which provided for an initial 12-month lock-up period, commencing with the date of the Closing, with a subsequent 12-month limited sale period; (iii) we entered into a Common Stock Repurchase Agreement with Energy Capital, LLC, a current stockholder of the Company (“Energy Capital”), pursuant to which the entity sold an aggregate of 32.6 million Company Shares (the “Repurchase Shares”) to us at $0.0001 per share, for an aggregate consideration of $3,260, which Repurchase Shares were canceled and returned to our authorized but unissued shares; (iv) our Board approved, and our stockholders adopted, the 2018 Incentive Stock Plan (the “2018 Plan”) pursuant to which 10 million Company Shares have been reserved for issuance to employees, including officers, directors and consultants; and (v) we entered into a Loan and Security Agreement with Energy Capital, pursuant to which Energy Capital agreed to lend us an aggregate principal amount of up to $10 million, subject to specified conditions.
Percentage of outstanding common stock					41.00%
Reverse stock split, description						All share and per share amounts in the condensed consolidated financial statements and related notes have been retrospectively adjusted to reflect the Exchange Ratio in connection with the Acquisition.
Stockholders' Equity Attributable to Noncontrolling Interest						$ 16,401,000
Short-term borrowings outstanding						10,685,000	$ 10,100,000
Long-term borrowings outstanding						947,000	500,000
Cash						44,000	2,200,000
Working capital deficit						$ 16,295,000	$ 12,800,000
Percentage of base salary			90.00%
Percentage of workforce			80.00%
CARES Act, description			the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted. The CARES Act is an approximately $2 trillion emergency economic stimulus package in response to the Coronavirus outbreak, which among other things contains numerous income tax provisions.
Fund received	$ 660,000
FurloughedWorkforceDescription						On May 13, 2020, we reopened our corporate headquarters, 12 of our furloughed employees returned, and the remaining five employees remain on furlough.
Authorized Capital (in Shares)									360,000,000
Common stock, authorized (in Shares)						350,000,000	350,000,000	350,000,000
Preferred stock, authorized (in Shares)						10,000,000	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Consideration of shares repurchased							$ 3.823
Aggregate principal amount						$ 10,000,000	10,000,000
Retained Earnings, Unappropriated							$ 12,400,000
Ondas Networks Share [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.00001
Ondas Networks Share [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.00001
Conversion of shares (in Shares)						3.823	3.823
Shares issued (in Shares)						25,463,732
Issued of shares outstanding							$ 25,463,732
Common Stock [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)									0.0001
Shares issued (in Shares)								6,648,586
Employee [Member] | Two Zero One Eight Equity Incentive Plan [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock reserved for issuance to employees (in Shares)							10,000,000
First Amendment To Lock-Up Agreements [Member] | Ondas Networks Share [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Owning an aggregate (in Shares)							24,428,681
Percentage of common stock outstanding							41.00%
Description of amendment revised terms		The Amendment revised the terms of the Lock-Up Agreements to extend the lock-up period an additional twelve months to September 28, 2020 and eliminated the 12-month limited sale period)
Common Stock Repurchase Agreement [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001
Number Of Share Repurchased (in Shares)							32,600,000
Consideration of shares repurchased							$ 3,260
Convertible Common Stock [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001